Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid expenses
Schedule of prepaid expenses
	As of December 31,
	2023	2024
	RMB’000	RMB’000
Related party	2,414	4,690
Non-related party	3,715	7,226
	6,129	11,916